OTHER INCOME, NET - Schedule Of Other Nonoperating Income Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OTHER INCOME, NET
Guarantee income	¥ 0	¥ 6,365	¥ 14,687
Donations	(6,824)	(4,454)	(12,395)
Disposal of Tiansheng	¥ 12,474
Disposal of Tiansheng	Other Income Expense Net
Disposal of solar power project in Argentina	¥ 1,758
Others	(5,837)
Total	¥ 1,571	¥ 1,911	¥ 2,292
Minimum [Member]
OTHER INCOME, NET
liability term	1 year
Maximum [Member]
OTHER INCOME, NET
liability term	16 years